LEASES (Schedule of Operating Assets and lease liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating lease right-of-use asset	$ 1,904
Operating lease short-term liabilities	882
Operating lease long-term liabilities	1,022
Total operating lease liabilities	$ 1,904